Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	GEN-PROBE INCORPORATED [Member]	Common Stock [Member]	Common Stock [Member] GEN-PROBE INCORPORATED [Member]	Additional Paid-in-Capital [Member]	Additional Paid-in-Capital [Member] GEN-PROBE INCORPORATED [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] GEN-PROBE INCORPORATED [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] GEN-PROBE INCORPORATED [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2008		$ 813,760		$ 5		$ 382,544		$ 428,156		$ 3,055
Balance, shares at Dec. 31, 2008				52,921,000
Common stock issued from exercise of stock options		6,828				6,828
Common stock issued from exercise of stock options, shares				374,000
Repurchase and retirement of common stock		(174,847)				(174,847)
Repurchase and retirement of common stock, shares				(4,283,000)
Issuance of common shares under the employee stock purchase plan		4,095				4,095
Issuance of common shares under the employee stock purchase plan, Shares				112,000
Issuance of common stock to board members		176				176
Issuance of common stock to board members, shares				4,000
Issuance of restricted stock awards, net of cancellations				24,000
Issuance of deferred issuance restricted stock awards, shares				34,000
Repurchase and retirement of restricted stock for payment of taxes		(1,716)				(1,716)
Repurchase and retirement of restricted stock for payment of taxes, shares				(42,000)
Stock-based compensation expense		23,530				23,530
Excess tax benefit from employee equity awards		2,005				2,005
Net income		91,783						91,783
Foreign currency translation adjustment		2,705								2,705
Foreign currency translation adjustment		2,705
Change in net unrealized loss on marketable securities, net of income tax benefits		5,693								5,693
Reclassification of net realized gain on marketable securities, net of income tax expense		(6,837)								(6,837)
Balance at Dec. 31, 2009		767,175		5		242,615		519,939		4,616
Balance, shares at Dec. 31, 2009				49,144,000
Balance at Sep. 26, 2009	2,725,977		2,579		5,182,060		(2,464,257)		7,028		(1,433)
Balance, shares at Sep. 26, 2009			257,938,000								214,000
Common stock issued from exercise of stock options	11,124		12		11,112
Common stock issued from exercise of stock options, shares			1,123,000
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes	2,524		(3)		2,442						85
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes, shares			331,000								5,000
Issuance of common shares under the employee stock purchase plan	1,437		1		1,436
Issuance of common shares under the employee stock purchase plan, Shares			96,000
Stock-based compensation expense	34,160				34,160
Excess tax benefit from employee equity awards	757				757
Purchase of non-controlling interest	(2,684)				(2,684)
Net income	(62,813)						(62,813)
Foreign currency translation adjustment	(4,763)								(4,763)
Adjustment to minimum pension liability, net	(2,122)								(2,122)
Balance at Sep. 25, 2010	2,698,549		2,595		5,224,399		(2,527,070)		143		(1,518)
Balance, shares at Sep. 25, 2010			259,488,000								219,000
Balance at Dec. 31, 2009		767,175
Net income		24,193
Balance at Mar. 31, 2010
Balance at Dec. 31, 2009		767,175		5		242,615		519,939		4,616
Balance, shares at Dec. 31, 2009				49,144,000
Common stock issued from exercise of stock options		27,438				27,438
Common stock issued from exercise of stock options, shares				904,000
Repurchase and retirement of common stock		(99,935)				(99,935)
Repurchase and retirement of common stock, shares				(2,165,000)
Issuance of common shares under the employee stock purchase plan		4,392				4,392
Issuance of common shares under the employee stock purchase plan, Shares				117,000
Issuance of common stock to board members		282				282
Issuance of common stock to board members, shares				6,000
Issuance of restricted stock awards, net of cancellations				(13,000)
Repurchase and retirement of restricted stock for payment of taxes		(1,257)				(1,257)
Repurchase and retirement of restricted stock for payment of taxes, shares				(27,000)
Stock-based compensation expense		23,398				23,398
Excess tax benefit from employee equity awards		(1,113)				(1,113)
Net income		106,937						106,937
Foreign currency translation adjustment		(1,665)								(1,665)
Foreign currency translation adjustment		(1,665)
Change in net unrealized loss on marketable securities, net of income tax benefits		2,097								2,097
Reclassification of net realized gain on marketable securities, net of income tax expense		(4,370)								(4,370)
Balance at Dec. 31, 2010		823,379		5		195,820		626,876		678
Balance, shares at Dec. 31, 2010				47,966,000
Balance at Sep. 25, 2010	2,698,549		2,595		5,224,399		(2,527,070)		143
Balance, shares at Sep. 25, 2010			259,488,000
Common stock issued from exercise of stock options	23,894		18		23,876
Common stock issued from exercise of stock options, shares			1,779,000
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes	(10,399)		11		(10,410)
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes, shares			1,104,000
Issuance of common shares under the employee stock purchase plan	1,510		1		1,509
Issuance of common shares under the employee stock purchase plan, Shares			88,000
Stock-based compensation expense	35,472				35,472
Reduction in excess tax benefit from employee equity awards	(5,832)				(5,832)
Allocation of equity component related to convertible notes exchange, net of taxes	34,699				34,699
Net income	157,150						157,150
Foreign currency translation adjustment	1,088								1,088
Adjustment to minimum pension liability, net	764								764
Balance at Sep. 24, 2011	2,936,895		2,625		5,303,713		(2,369,920)		1,995		(1,518)
Balance, shares at Sep. 24, 2011			262,459,000								219,000
Balance at Sep. 30, 2010
Net income		27,238
Balance at Dec. 31, 2010		823,379
Balance at Dec. 25, 2010
Common stock issued from exercise of stock options		44,866				44,866
Common stock issued from exercise of stock options, shares		1,073,000		1,073,000
Repurchase and retirement of common stock		(250,000)				(250,000)
Repurchase and retirement of common stock, shares				(4,200,000)
Issuance of common shares under the employee stock purchase plan		5,065				5,065
Issuance of common shares under the employee stock purchase plan, Shares				101,000
Issuance of common stock to board members		415				415
Issuance of common stock to board members, shares				6,000
Issuance of restricted stock awards, net of cancellations				52,000
Issuance of deferred issuance restricted stock awards, shares				37,000
Repurchase and retirement of restricted stock for payment of taxes		(1,615)				(1,615)
Repurchase and retirement of restricted stock for payment of taxes, shares				(26,000)
Stock-based compensation expense		24,459				24,459
Excess tax benefit from employee equity awards		4,640				4,640
Net income		50,124						50,124
Foreign currency translation adjustment		(521)								(521)
Foreign currency translation adjustment		(521)
Change in net unrealized loss on marketable securities, net of income tax benefits		3,045								3,045
Reclassification of net realized gain on marketable securities, net of income tax expense		(3,515)								(3,515)
Balance at Dec. 31, 2011		700,342		5		23,650		677,000		(313)
Balance, shares at Dec. 31, 2011				45,009,000
Balance at Dec. 31, 2010		823,379
Net income		23,277
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010		823,379
Net income		45,621
Foreign currency translation adjustment		3,173
Change in net unrealized loss on marketable securities, net of income tax benefits		(10,180)
Reclassification of net realized gain on marketable securities, net of income tax expense		(1,142)
Balance at Jun. 30, 2011
Balance at Sep. 24, 2011	2,936,895		2,625		5,303,713		(2,369,920)		1,995		(1,518)
Balance, shares at Sep. 24, 2011			262,459,000								219,000
Common stock issued from exercise of stock options	27,687		24		27,663
Common stock issued from exercise of stock options, shares	2,457,000		2,457,000
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes	(5,710)		7		(5,717)
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes, shares			673,000
Issuance of common shares under the employee stock purchase plan	907				907
Issuance of common shares under the employee stock purchase plan, Shares			46,000
Stock-based compensation expense	40,011				40,011
Excess tax benefit from employee equity awards	4,413				4,413
Fair value of options exchanged in a business combination	2,655				2,655
Allocation of equity component related to convertible notes exchange, net of taxes	23,012				23,012
Net income	(73,634)						(73,634)
Foreign currency translation adjustment	6,217								6,217
Adjustment to minimum pension liability, net	(1,484)								(1,484)
Unrealized gain on marketable security	62								62
Balance at Sep. 29, 2012	2,961,031		2,656		5,396,657		(2,443,554)		6,790		(1,518)
Balance, shares at Sep. 29, 2012			265,635,000								219,000
Balance at Sep. 30, 2011
Net income		19,859
Balance at Dec. 31, 2011		700,342
Common stock issued from exercise of stock options, shares		(826,000)
Stock-based compensation expense		12,517
Excess tax benefit from employee equity awards		2,971
Net income		42,175
Foreign currency translation adjustment		157
Foreign currency translation adjustment		157
Change in net unrealized loss on marketable securities, net of income tax benefits		(967)
Reclassification of net realized gain on marketable securities, net of income tax expense		(1,629)
Balance at Jun. 30, 2012		$ 797,717